INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 110,807	$ 115,881
Accumulated amortization	(20,110)	(16,985)
Impairment*:	(26,909)	(26,965)
Intangible assets, net	63,788	71,931
Computer software
Finite-Lived Intangible Assets [Line Items]
Cost	3,470	3,988
Accumulated amortization	(2,854)	(3,317)
Impairment*:	(525)	(581)
License agreement
Finite-Lived Intangible Assets [Line Items]
Cost	22,252	22,252
Accumulated amortization	(5,470)	(5,470)
Impairment*:	(16,782)	(16,782)
Internet domain name
Finite-Lived Intangible Assets [Line Items]
Cost	150	150
Accumulated amortization	(18)	(10)
Brand name
Finite-Lived Intangible Assets [Line Items]
Cost	71,292	71,292
Accumulated amortization	(10,207)	(7,279)
Impairment*:	(9,602)	(9,602)
Strategic contract
Finite-Lived Intangible Assets [Line Items]
Cost	10,010	18,199
Accumulated amortization	(1,561)	$ (909)
Unpatented technology
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,633